CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Total China Digital TV Holding Co., Ltd Shareholders' equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2011	$ 210,322	$ 29	$ 126,583	$ 25,735	$ 17,694	$ 36,401	$ 206,442	$ 3,880
Beginning Balance (in shares) at Dec. 31, 2011		58,981,890
Share-based compensation	2,614		2,588				2,588	26
Provision for statutory reserve					162	(162)
Exercise of stock option	86	1	85				86
Exercise of stock option (in shares)		118,864
Special cash dividend to shareholders	(135,933)		(99,532)			(36,401)	(135,933)
Net income	5,538					6,927	6,927	(1,389)
Foreign currency translation adjustment	536			348			348	188
Ending Balance at Dec. 31, 2012	83,163	30	29,724	26,083	17,856	6,765	80,458	2,705
Ending Balance (in shares) at Dec. 31, 2012		59,100,754
Share-based compensation	2,271		2,255				2,255	16
Provision for statutory reserve					51	(51)
Exercise of stock option	58		58				58
Exercise of stock option (in shares)	48,399	48,399
Net income	22,576					24,408	24,408	(1,832)
Foreign currency translation adjustment	2,904			2,857			2,857	47
Ending Balance at Dec. 31, 2013	110,972	30	32,037	28,940	17,907	31,122	110,036	936
Ending Balance (in shares) at Dec. 31, 2013	59,149,153	59,149,153
Share-based compensation	1,699		1,710				1,710	(11)
Provision for statutory reserve					70	(70)
Exercise of stock option	726		726				726
Exercise of stock option (in shares)	556,417	556,417
Special cash dividend to shareholders	(29,635)					(29,635)	(29,635)
Partial disposal of Joysee's equity (Note 24(b))			(215)				(215)	215	[1]
Transfer of noncontrolling interest-Cyber Cloud (Note 24(a))	2,541		1,381				1,381	1,160	[2]
Net income	19,165					20,890	20,890	(1,725)
Foreign currency translation adjustment	(3,441)			(3,431)			(3,431)	(10)
Ending Balance at Dec. 31, 2014	$ 102,027	$ 30	$ 35,639	$ 25,509	$ 17,977	$ 22,307	$ 101,462	$ 565
Ending Balance (in shares) at Dec. 31, 2014	59,705,570	59,705,570

[1]	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd., held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee. The Group is still considered to have the ability to control Joysee accordingly. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.
[2]	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).